UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
EuroFund, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock EuroFund
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Austria - 0.6%	Erste Bank der Oesterreichischen Sparkassen AG	64,507	$ 2,900,402
Belgium - 1.4%	KBC Bancassurance Holding	133,249	6,737,267
Finland - 3.3%	KCI Konecranes Oyj	211,143	6,036,035
	Nokia Oyj	713,181	10,460,376
			16,496,411
France - 10.8%	Electricite de France SA	144,431	8,597,256
	Eramet	17,825	6,206,428
	European Aeronautic Defense and Space Co.	225,149	5,075,148
	France Telecom SA	306,568	8,175,264
	Sanofi-Aventis	168,801	12,448,370
	Total SA	223,163	13,264,801
			53,767,267
Germany - 16.1%	Allianz AG Registered Shares	51,926	6,478,013
	BASF SE	136,885	7,247,407
	Bayer AG	82,041	5,678,715
	Deutsche Bank AG Registered Shares	131,223	10,023,915
	Deutsche Lufthansa AG	411,781	7,269,329
	Deutsche Post AG	382,432	7,124,763
	E.ON AG	334,618	14,162,838
	HeidelbergCement AG	118,836	7,681,006
	MAN SE	92,387	7,588,547
	Porsche Automobil Holding SE (Preference Shares)	90,317	7,089,869
			80,344,402
Greece - 3.5%	EFG Eurobank Ergasias SA (a)	670,798	10,617,525
	National Bank of Greece SA	186,686	6,737,668
			17,355,193
Italy - 6.6%	Enel SpA	1,516,354	9,644,971
	Eni SpA	411,647	10,286,625
	Unicredit SpA	3,329,524	13,068,011
			32,999,607
Netherlands - 3.7%	Heineken NV	199,251	9,238,249
	ING Groep NV CVA	510,238	9,162,836
			18,401,085
Norway - 2.9%	DnB NOR ASA	525,442	6,117,956
	StatoilHydro ASA	377,645	8,526,076
			14,644,032
Spain - 5.6%	Banco Bilbao Vizcaya Argentaria SA	255,095	4,544,400
	Banco Santander SA	1,030,096	16,640,671
	Telefonica SA	242,129	6,699,016
			27,884,087
Sweden - 1.2%	Autoliv, Inc.	173,683	5,854,415
Switzerland - 12.3%	Nestle SA Registered Shares	433,698	18,514,854
	Novartis AG Registered Shares	289,142	14,523,829
	Petroplus Holdings AG	242,187	6,125,229
	Roche Holding AG	40,704	6,581,376
1

BlackRock EuroFund
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks		Shares	Value
	Swiss Reinsurance Co. Registered Shares		182,703	$ 8,284,197
	Zurich Financial Services AG		30,951	7,380,138
				61,409,623
United Kingdom -	BP Plc		2,334,092	20,677,126
21.0%	Barclays Plc		1,781,829	10,559,757
	British American Tobacco Plc		262,069	8,232,466
	Cookson Group Plc		382,403	2,518,083
	HSBC Holdings Plc		1,924,239	22,033,601
	Land Securities Group Plc		645,844	6,466,509
	Meggitt Plc		1,479,305	5,517,165
	Tesco Plc		1,308,539	8,376,859
	Vodafone Group Plc		7,264,460	16,319,285
	Xstrata Plc		239,098	3,526,136
				104,226,987
	Total Common Stocks - 89.0%			443,020,778
	Rights
France - 0.1%	BNP Paribas SA (expires 10/13/09)		114,823	248,680
Germany - 0.0%	HeidelbergCement AG (expires 10/07/09)		29,532	159,034
	Total Rights - 0.1%			407,714
	Total Long-Term Investments
	(Cost - $362,569,045) - 89.1%			443,428,492
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, 0.20% (b)(c)		15,022,193	15,022,193
	Total Short-Term Securities
	(Cost - $15,022,193) - 3.0%			15,022,193
	Total Investments
	(Cost - $377,591,238*) - 92.1%			458,450,685
	Other Assets Less Liabilities - 7.9%			39,153,832
	Net Assets - 100.0%			$ 497,604,517
* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 385,008,832
Gross unrealized appreciation	$ 83,212,647
Gross unrealized depreciation		(9,770,794)
Net unrealized appreciation	$ 73,441,853
(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
Affiliate		Net Activity	Income
BlackRock Liquidity Funds, TempFund		6,470,267 $	5,935
(c) Represents the current yield as of report date.
2

BlackRock EuroFund
Schedule of Investments September 30, 2009 (Unaudited)
• Foreign currency exchange contracts as of September 30, 2009 were as follows:
						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	6,974,964	GBP	4,372,744	State Street Bank & Trust
				Co.	10/02/09	$ (13,312)
CHF	15,536,536	USD	14,979,306	Brown Brothers Harriman
				& Co.	10/05/09	13,526
USD	7,332,075	GBP	4,581,974	State Street Bank & Trust
				Co.	10/05/09	9,519
USD	8,863,826	EUR	6,058,706	Goldman Sachs Bank USA	10/05/09	(2,134)
GBP	14,458,558	USD	23,687,600	State Street Bank & Trust
				Co.	12/23/09	(586,139)
USD	4,737,500	CHF	4,846,699	State Street Bank & Trust
				Co.	12/23/09	57,321
USD	18,950,000	EUR	12,804,054	State Street Bank & Trust
				Co.	12/23/09	215,285
Total						$ (305,934)
• Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	US Dollar
• Fair Value Measurements -- Various inputs are used in determining the fair value of investments, which are as follows:

	• Level 1 - price quotations in active markets/exchanges for identical securities
	• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities
	in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not
	active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,
	yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
	corroborated inputs)
	• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent
	observable inputs are not available (including the Fund's own assumptions used in determining the fair value
	of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.
3

BlackRock EuroFund
Schedule of Investments September 30, 2009 (Unaudited)
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund's investments:
	Investments in
Valuation Inputs	Securities
	Assets
Level 1
Long-Term Investments
France	$ 248,680
Germany	159,034
Short-Term Securities	15,022,193
Total Level 1	15,429,907
Level 2
Long-Term Investments
Austria	2,900,402
Belgium	6,737,267
Finland	16,496,411
France	53,767,267
Germany	80,344,402
Greece	17,355,193
Italy	32,999,607
Netherlands	18,401,085
Norway	14,644,032
Spain	27,884,087
Sweden	5,854,415
Switzerland	61,409,623
United Kingdom	104,226,987
Total Level 2	443,020,778
Level 3	-
Total	$ 458,450,685
Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 295,651	$ (601,585)
Level 3	-	-
Total	$ 295,651	$ (601,585)
[1] Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.
	4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock EuroFund

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 20, 2009